Tax Liabilities - Additional Information (Detail) R$ in Thousands, $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2018 BRL (R$)	Dec. 31, 2018 USD ($) Installment	Dec. 31, 2013 Installment	Jan. 01, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)
Tax liability recognized [line items]
Tax loss carry forwards | R$				R$ 44	R$ 44
Installment Payment of Taxes - PERT [member]
Tax liability recognized [line items]
Number of installments | Installment		120
Tax losses used to compensate tax payable	R$ 80,083	$ 80,083
Installment Payment of Taxes-Law No. 12,996/14 Refis Copa [member]
Tax liability recognized [line items]
Number of installments | Installment			180
Installment Payment of Taxes-Law No. 12,996/14 Refis Copa [member] | Unused tax losses [member]
Tax liability recognized [line items]
Tax loss carry forwards | R$	R$ 5,605